Available-for-Sale Marketable Securities - Schedule of Fair Values and Continuous Unrealized Loss Positions of Available-for-Sale Marketable Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, continuous unrealized loss position, Less than 12 Months, Fair Value			$ 18,358
Available-for-sale marketable securities, continuous unrealized loss position, Less than 12 Months, Gross Unrealized Losses			(48)
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Fair Value	$ 4,975	$ 9,238	62,181
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Gross Unrealized Losses	(25)	(263)	(1,626)
Available-for-sale marketable securities, continuous unrealized loss position, Fair Value	4,975	9,238	80,539
Available-for-sale marketable securities, continuous unrealized loss position, Gross Unrealized Losses	(25)	(263)	(1,674)
U.S. Government Agency Obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Fair Value	4,975	7,238	8,877
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Gross Unrealized Losses	(25)	(262)	(623)
Available-for-sale marketable securities, continuous unrealized loss position, Fair Value	4,975	7,238	8,877
Available-for-sale marketable securities, continuous unrealized loss position, Gross Unrealized Losses	$ (25)	(262)	(623)
Corporate Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, continuous unrealized loss position, Less than 12 Months, Fair Value			1,470
Available-for-sale marketable securities, continuous unrealized loss position, Less than 12 Months, Gross Unrealized Losses			(26)
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Fair Value		2,000	33,715
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Gross Unrealized Losses		(1)	(617)
Available-for-sale marketable securities, continuous unrealized loss position, Fair Value		2,000	35,185
Available-for-sale marketable securities, continuous unrealized loss position, Gross Unrealized Losses		$ (1)	(643)
Commercial Paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, continuous unrealized loss position, Less than 12 Months, Fair Value			15,906
Available-for-sale marketable securities, continuous unrealized loss position, Less than 12 Months, Gross Unrealized Losses			(6)
Available-for-sale marketable securities, continuous unrealized loss position, Fair Value			15,906
Available-for-sale marketable securities, continuous unrealized loss position, Gross Unrealized Losses			(6)
Municipal Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, continuous unrealized loss position, Less than 12 Months, Fair Value			982
Available-for-sale marketable securities, continuous unrealized loss position, Less than 12 Months, Gross Unrealized Losses			(16)
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Fair Value			19,589
Available-for-sale marketable securities, continuous unrealized loss position, 12 Months or Greater, Gross Unrealized Losses			(386)
Available-for-sale marketable securities, continuous unrealized loss position, Fair Value			20,571
Available-for-sale marketable securities, continuous unrealized loss position, Gross Unrealized Losses			$ (402)